Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000230952 | U.S. Treasury Bills9300863
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230952 | U.S. Treasury Bills9300889
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230952 | U.S. Treasury Bills9300902
Holdings [Line Items]
Percent of Total Investments	3.50%
C000230952 | U.S. Treasury Bills9300875
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230952 | U.S. Treasury Bills9300894
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230952 | U.S. Treasury Bills9300859
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230952 | U.S. Treasury Bills9300879
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230952 | U.S. Treasury Bills9300867
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230952 | U.S. Treasury Bills9300871
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230952 | U.S. Treasury Bills9300911
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230952 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230952 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000230952 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000230952 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000230952 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230952 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000230950 | U.S. Treasury Notes9302049
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230950 | U.S. Treasury Notes9302030
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230950 | U.S. Treasury Notes9302044
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230950 | U.S. Treasury Notes9302033
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230950 | U.S. Treasury Notes9302046
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230950 | U.S. Treasury Notes9302043
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230950 | U.S. Treasury Notes9302038
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230950 | U.S. Treasury Notes9302040
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230950 | JPMorgan Chase9301675
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230950 | Norfolk Southern9301687
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230950 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000230950 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000230950 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230950 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000230950 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000230950 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230950 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230950 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230950 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230950 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230947 | U.S. Treasury Notes9303025
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230947 | U.S. Treasury Notes9303022
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230947 | U.S. Treasury Notes9304133
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230947 | U.S. Treasury Notes9304152
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230947 | U.S. Treasury Notes9303030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230947 | U.S. Treasury Notes9303032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230947 | U.S. Treasury Notes9303028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230947 | U.S. Treasury Inflation Indexed Bond9303080
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | U.S. Treasury Notes9304164
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230947 | U.S. Treasury Notes9304135
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230947 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000230947 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230947 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000230947 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000230947 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230947 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230947 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230947 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230947 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230947 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230946 | U.S. Treasury Notes9303025
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230946 | U.S. Treasury Notes9303022
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230946 | U.S. Treasury Notes9304133
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230946 | U.S. Treasury Notes9304152
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230946 | U.S. Treasury Notes9303030
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230946 | U.S. Treasury Notes9303032
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230946 | U.S. Treasury Notes9303028
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230946 | U.S. Treasury Inflation Indexed Bond9303080
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | U.S. Treasury Notes9304164
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230946 | U.S. Treasury Notes9304135
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230946 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000230946 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230946 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000230946 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000230946 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230946 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230946 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230946 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230946 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230946 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230949 | U.S. Treasury Notes9302429
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230949 | U.S. Treasury Notes9302034
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230949 | U.S. Treasury Notes9302042
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230949 | U.S. Treasury Notes9302039
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230949 | U.S. Treasury Notes9302031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230949 | GNMA9302028
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230949 | GNMA9301812
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230949 | Madison Park Funding XXXVI9302103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230949 | GNMA9302024
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230949 | GNMA9302020
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230949 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000230949 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000230949 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000230949 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000230949 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230949 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230949 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230949 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230948 | U.S. Treasury Notes9302429
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230948 | U.S. Treasury Notes9302034
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230948 | U.S. Treasury Notes9302042
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230948 | U.S. Treasury Notes9302039
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230948 | U.S. Treasury Notes9302031
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230948 | GNMA9302028
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230948 | GNMA9301812
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230948 | Madison Park Funding XXXVI9302103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230948 | GNMA9302024
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230948 | GNMA9302020
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230948 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000230948 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000230948 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000230948 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000230948 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230948 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230948 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230948 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230953 | NVIDIA9304815
Holdings [Line Items]
Percent of Total Investments	7.90%
C000230953 | Apple9304294
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230953 | Microsoft9304764
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230953 | Amazon.com9304258
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230953 | Alphabet9304253
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230953 | Broadcom9304381
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230953 | Alphabet9304255
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230953 | Meta Platforms9304754
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230953 | Tesla9304987
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230953 | Berkshire Hathaway9304362
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230953 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000230953 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000230953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230953 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000230951 | Viavi Solutions9307054
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230951 | Sanmina9306948
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230951 | FormFactor9306436
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Molina Healthcare9306769
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Semtech9306960
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Primoris Services9306881
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Element Solutions9306351
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Argan9306014
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Viasat9307053
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Match Group9306729
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230951 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230951 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230951 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230951 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230951 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230951 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230951 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000230951 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230951 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230951 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000230951 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000230966 | NVIDIA9304305
Holdings [Line Items]
Percent of Total Investments	6.30%
C000230966 | Apple9304267
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230966 | Amazon.com9304251
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230966 | Microsoft9304292
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230966 | Broadcom9304272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230966 | Meta Platforms9304289
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230966 | Alphabet9304248
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230966 | Alphabet9304346
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230966 | Visa9304323
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230966 | GE Vernova9304279
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230966 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000230966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000230965 | NVIDIA9304305
Holdings [Line Items]
Percent of Total Investments	6.30%
C000230965 | Apple9304267
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230965 | Amazon.com9304251
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230965 | Microsoft9304292
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230965 | Broadcom9304272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230965 | Meta Platforms9304289
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230965 | Alphabet9304248
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230965 | Alphabet9304346
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230965 | Visa9304323
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230965 | GE Vernova9304279
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230965 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230965 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230965 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000230965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000230954 | Taiwan Semiconductor Manufacturing9305841
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230954 | Siemens Energy9305862
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230954 | Taiwan Semiconductor Manufacturing9305772
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230954 | Samsung Electronics9305662
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230954 | Tencent Holdings9305430
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230954 | SK Hynix9305669
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230954 | Seagate Technology Holdings9305839
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230954 | ASML Holding9305889
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | Kering9305268
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | ASML Holding9305738
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230954 | India
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230954 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230954 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230954 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230954 | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230954 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230954 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230954 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230954 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000230954 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000230954 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230954 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000230955 | Taiwan Semiconductor Manufacturing9305841
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230955 | Siemens Energy9305862
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230955 | Taiwan Semiconductor Manufacturing9305772
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230955 | Samsung Electronics9305662
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230955 | Tencent Holdings9305430
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230955 | SK Hynix9305669
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230955 | Seagate Technology Holdings9305839
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230955 | ASML Holding9305889
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | Kering9305268
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | ASML Holding9305738
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230955 | India
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230955 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230955 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230955 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230955 | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230955 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230955 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230955 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230955 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000230955 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000230955 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230955 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000230956 | iShares MSCI EAFE Small-Capital ETF9306597
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230956 | PrairieSky Royalty9306396
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230956 | Viscofan9306431
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | IMI9306279
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | iShares Core MSCI Emerging Markets ETF9306590
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | Buzzi9306463
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | Glory9306549
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230956 | Horiba9306489
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230956 | MISUMI Group9306513
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230956 | SpareBank 1 SMN9306554
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230956 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230956 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230956 | India
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230956 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000230956 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230956 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230956 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230958 | Catholic Responsible Investments Bond Fund9302449
Holdings [Line Items]
Percent of Total Investments	26.20%
C000230958 | Catholic Responsible Investments Equity Index Fund9302452
Holdings [Line Items]
Percent of Total Investments	23.50%
C000230958 | Catholic Responsible Investments Opportunistic Bond Fund9302464
Holdings [Line Items]
Percent of Total Investments	13.10%
C000230958 | Catholic Responsible Investments Short Duration Bond Fund9302466
Holdings [Line Items]
Percent of Total Investments	13.10%
C000230958 | Catholic Responsible Investments International Equity Fund9302455
Holdings [Line Items]
Percent of Total Investments	9.20%
C000230958 | Catholic Responsible Investments Multi-Style US Equity Fund9302461
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230958 | Catholic Responsible Investments Small-Cap Fund9302469
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230958 | Catholic Responsible Investments International Small-Cap Fund9302458
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230958 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230957 | Catholic Responsible Investments Bond Fund9302449
Holdings [Line Items]
Percent of Total Investments	26.20%
C000230957 | Catholic Responsible Investments Equity Index Fund9302452
Holdings [Line Items]
Percent of Total Investments	23.50%
C000230957 | Catholic Responsible Investments Opportunistic Bond Fund9302464
Holdings [Line Items]
Percent of Total Investments	13.10%
C000230957 | Catholic Responsible Investments Short Duration Bond Fund9302466
Holdings [Line Items]
Percent of Total Investments	13.10%
C000230957 | Catholic Responsible Investments International Equity Fund9302455
Holdings [Line Items]
Percent of Total Investments	9.20%
C000230957 | Catholic Responsible Investments Multi-Style US Equity Fund9302461
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230957 | Catholic Responsible Investments Small-Cap Fund9302469
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230957 | Catholic Responsible Investments International Small-Cap Fund9302458
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230957 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230959 | Catholic Responsible Investments Multi-Style US Equity Fund9302512
Holdings [Line Items]
Percent of Total Investments	24.60%
C000230959 | Catholic Responsible Investments Bond Fund9302500
Holdings [Line Items]
Percent of Total Investments	18.80%
C000230959 | Catholic Responsible Investments Equity Index Fund9302503
Holdings [Line Items]
Percent of Total Investments	15.80%
C000230959 | Catholic Responsible Investments International Equity Fund9302506
Holdings [Line Items]
Percent of Total Investments	12.20%
C000230959 | Catholic Responsible Investments Opportunistic Bond Fund9302514
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230959 | Catholic Responsible Investments Short Duration Bond Fund9302517
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230959 | Catholic Responsible Investments Small-Cap Fund9302520
Holdings [Line Items]
Percent of Total Investments	6.70%
C000230959 | Catholic Responsible Investments International Small-Cap Fund9302509
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230959 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230960 | Catholic Responsible Investments Multi-Style US Equity Fund9302512
Holdings [Line Items]
Percent of Total Investments	24.60%
C000230960 | Catholic Responsible Investments Bond Fund9302500
Holdings [Line Items]
Percent of Total Investments	18.80%
C000230960 | Catholic Responsible Investments Equity Index Fund9302503
Holdings [Line Items]
Percent of Total Investments	15.80%
C000230960 | Catholic Responsible Investments International Equity Fund9302506
Holdings [Line Items]
Percent of Total Investments	12.20%
C000230960 | Catholic Responsible Investments Opportunistic Bond Fund9302514
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230960 | Catholic Responsible Investments Short Duration Bond Fund9302517
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230960 | Catholic Responsible Investments Small-Cap Fund9302520
Holdings [Line Items]
Percent of Total Investments	6.70%
C000230960 | Catholic Responsible Investments International Small-Cap Fund9302509
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230960 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230961 | Catholic Responsible Investments Equity Index Fund9302478
Holdings [Line Items]
Percent of Total Investments	40.70%
C000230961 | Catholic Responsible Investments Bond Fund9302475
Holdings [Line Items]
Percent of Total Investments	18.70%
C000230961 | Catholic Responsible Investments International Equity Fund9302481
Holdings [Line Items]
Percent of Total Investments	12.20%
C000230961 | Catholic Responsible Investments Opportunistic Bond Fund9302487
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230961 | Catholic Responsible Investments Short Duration Bond Fund9302489
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230961 | Catholic Responsible Investments Small-Cap Fund9302492
Holdings [Line Items]
Percent of Total Investments	6.70%
C000230961 | Catholic Responsible Investments International Small-Cap Fund9302485
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230961 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230962 | Catholic Responsible Investments Equity Index Fund9302478
Holdings [Line Items]
Percent of Total Investments	40.70%
C000230962 | Catholic Responsible Investments Bond Fund9302475
Holdings [Line Items]
Percent of Total Investments	18.70%
C000230962 | Catholic Responsible Investments International Equity Fund9302481
Holdings [Line Items]
Percent of Total Investments	12.20%
C000230962 | Catholic Responsible Investments Opportunistic Bond Fund9302487
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230962 | Catholic Responsible Investments Short Duration Bond Fund9302489
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230962 | Catholic Responsible Investments Small-Cap Fund9302492
Holdings [Line Items]
Percent of Total Investments	6.70%
C000230962 | Catholic Responsible Investments International Small-Cap Fund9302485
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230962 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230963 | Catholic Responsible Investments Equity Index Fund9302531
Holdings [Line Items]
Percent of Total Investments	34.90%
C000230963 | Catholic Responsible Investments Multi-Style US Equity Fund9302539
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230963 | Catholic Responsible Investments International Equity Fund9302534
Holdings [Line Items]
Percent of Total Investments	14.90%
C000230963 | Catholic Responsible Investments Bond Fund9302528
Holdings [Line Items]
Percent of Total Investments	11.50%
C000230963 | Catholic Responsible Investments Small-Cap Fund9302546
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230963 | Catholic Responsible Investments Opportunistic Bond Fund9302542
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230963 | Catholic Responsible Investments Short Duration Bond Fund9302545
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230963 | Catholic Responsible Investments International Small-Cap Fund9302536
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230963 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230964 | Catholic Responsible Investments Equity Index Fund9302531
Holdings [Line Items]
Percent of Total Investments	34.90%
C000230964 | Catholic Responsible Investments Multi-Style US Equity Fund9302539
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230964 | Catholic Responsible Investments International Equity Fund9302534
Holdings [Line Items]
Percent of Total Investments	14.90%
C000230964 | Catholic Responsible Investments Bond Fund9302528
Holdings [Line Items]
Percent of Total Investments	11.50%
C000230964 | Catholic Responsible Investments Small-Cap Fund9302546
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230964 | Catholic Responsible Investments Opportunistic Bond Fund9302542
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230964 | Catholic Responsible Investments Short Duration Bond Fund9302545
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230964 | Catholic Responsible Investments International Small-Cap Fund9302536
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230964 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%